Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
Note 16 — Subsequent Events
The Company has evaluated subsequent events through the filing of these consolidated financial statements and determined that there have not been any events that have occurred that would require adjustments to, or disclosures in, the consolidated financial statements except for the following disclosures:
American Finance Trust, Inc. Merger
On February 16, 2017, the Mergers became effective. As a result of the Mergers, the Company was acquired by AFIN. See Note 2 — Merger Agreement for additional details on the Mergers.
Second Amendment to Amended and Restated Credit Agreement
On February 16, 2017, AFIN, the AFIN OP, and certain other subsidiaries of AFIN acting as guarantors, entered into the Second Amendment to the Credit Agreement, by and among the OP to which the AFIN OP is successor by merger, BMO Harris Bank N.A., as administrative agent, letter of credit issuer, swingline lender and a lender, and the other parties thereto, relating to the Credit Facility. The Second Amendment provides for, among other things, the AFIN OP to become the borrower and principal obligor under the Credit Agreement and the Credit Facility, and for AFIN to become a guarantor under the Credit Facility. The Company and the OP were parties to the Credit Agreement prior to closing of the Merger.
Termination of the DRIP
In connection with the Mergers, on February 15, 2017, the Company's board of directors terminated the DRIP.
Termination of the SRP
In connection with the Mergers, on February 15, 2017, the Company's board of directors terminated the SRP.